FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906



September 3, 2004



Filed Via Edgar (CIK #0000872625)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:  FRANKLIN STRATEGIC SERIES (Registrant)
           File Nos. 033-39088 and 811-06243

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 26, 2004.

Sincerely yours,

FRANKLIN STRATEGIC SERIES


/S/ DAVID P. GOSS
-------------------------
David P. Goss
Associate General Counsel

DPG:ac